Reserve and Related Financial Data - Schedule in Costs were Incurred in Oil and Natural Gas (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Oil and Gas Property [Abstract]
Unevaluated	$ 35,251	$ 14,925	$ 13,403	$ 19,873	$ 34,711	$ 11,462	$ 63,579	$ 66,046	$ 59,460	$ 50,224
Evaluated	63,787	25,050	27,929	39,099	44,706	14,132	116,766	97,937	137,496	51,862
Total	$ 99,038	$ 39,975	$ 41,332	$ 58,972	$ 79,417	$ 25,594	$ 180,345	$ 163,983	$ 196,956	$ 102,086